Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

28. Commitments and contingencies

Commitments

Bank Guarantees

Bank guarantees outstanding for fiscal years 2011 and 2012 are Rs. 1,411 million and Rs. 1,996 million (US$ 39 million) respectively. Bank guarantees are generally provided to government agencies in relation to performance under service agreement. The Company does not anticipate any liability on these guarantees.

Capital commitments

Capital commitments represent expenditures, principally relating to the construction of new buildings, undersea cables and expansion of transmission equipment, which had been committed under contractual arrangements with the majority of payments due within a period of one year. The amount of these commitments totaled Rs. 6,975 million (US$ 137 million) as of March 31, 2012. Out of this total amount Rs. 6342 million (US$ 125 million) is expected to be purchased in fiscal 2013.

Other Commercial Commitments

	As of March 31, 2012 (In millions)
Standby Letters of Credit
Less than 1 year	Rs.	1,956	US$	39
1 to 3 years		620		12
More than 3 years		9		—

Total amount committed	Rs.	2,585	US$	51

Contingencies

The Company is involved in a variety of proceedings, claims and litigation arising in the ordinary course of business. The Company periodically assesses its liabilities and contingencies in connection with these matters based upon the latest information available (with the assistance of external legal counsel wherever necessary). The Company accrues a loss contingency when it is probable that an asset has been impaired or a liability has been incurred as of the balance sheet date, and the amount of loss can be reasonably estimated. In respect of loss contingencies where the reliable estimate of loss is a range, the amount accrued is the better estimate of the loss within the range and when no amount within the range is a better estimate than any other amount, the minimum amount in the range in accrued. Loss contingencies that are reasonably possible but not probable as of the balance sheet date have been disclosed as contingencies with a range of possible loss, whenever it can be estimated.

The following is a description of material claims and losses where a potential loss is reasonably possible but not probable.

a)	Business related claims

In April 2010, the Company voluntarily disclosed to the U.S. Department of Justice and the U.S. Securities and Exchange Commission the results of an internal investigation conducted by outside counsel for the Company relating to the activities of a reseller of one of the Company’s subsidiaries, Tata Communications International Pte Ltd. The internal investigation found evidence that the reseller may have offered and made improper payments to officials of a government purchaser in a Southeast Asian country in connection with the resale of the Company’s products. The investigation also found evidence that the Company’s sales consultant in the country was aware of the reseller’s potentially improper activities. Such activities may have violated the U.S. Foreign Corrupt Practices Act. The investigation did not reveal any prior involvement or knowledge regarding these activities by senior management of the Company or its subsidiary. The Company has taken remedial action, including terminating its relationship with the sales consultant and with the reseller. The Company cannot predict the ultimate consequences of these matters at this time, nor can we reasonably estimate the potential liability, if any, related to these matters. However, based on the facts currently known, we do not believe that these matters will have a material adverse effect on our business, financial condition, results of operations or cash flow.

The Company is routinely party to suits for collection, commercial disputes, claims from customers and/or suppliers over reconciliation of payments for voice minutes, circuits, Internet bandwidth and/or access to the public switched telephone network, leased equipment, and claims from estates of bankrupt companies alleging that we received preferential payments from such companies prior to their bankruptcy filings. While management currently believes that resolving such suits and claims, individually or in aggregate, will not have a material adverse impact on the Company’s financial position, the FCPA investigations are subject to inherent uncertainties and management’s view of this matter may change in the future. If an unfavorable final outcome were to occur, such an outcome could have a material adverse impact on the Company’s financial position and results of operations for the period in which the effect becomes reasonably estimable. Claims against the Company of Rs. 955 million (US$ 19 million) are disputed by the Company of which an amount of Rs. 255 million (US$ 5 million) has been accrued as liability. If the dispute goes against the Company, Rs. 700 million (US$ 14 million) will be charged to statement of operations.

b)	ADC claim

Telecom Regulatory Authority of India (“TRAI”) reduced the Access Deficit Charge (“ADC”) rates effective April 1, 2007. All telecom services providers including NLD and ILD Operators in India are bound by the TRAI regulations; accordingly Tata Communications recorded the cost relating to ADC at revised rates as directed by TRAI. However, BSNL continued to bill at the ADC rate applicable prior to April 1, 2007. BSNL had filed an appeal against the TRAI directive of reduction in ADC & currently this matter is pending with Honorable Supreme Court. The possible liability on Company is Rs. 3,120 million (US$ 61 million).

c)	License fees claim

In fiscal 2010, DoT completed their assessment for fiscal 2006 and raised a demand of Rs. 1,046 million. The Company challenged DoT’s order in the TDSAT and TDSAT, in its order dated August 19, 2010, held: a) a license fee is not applicable on non-telecom income and other miscellaneous income; b) penalty and interest thereon is not applicable on a shortfall of a license fee; c) a deductions in AGR for cost items is not allowed; d) a suo-moto inter-license adjustment by the licensee is not permitted. Hence, the Company’s liability was reduced to Rs. 46 million including interest up to July 2012.

The DoT has filed an appeal in the Supreme Court against above mentioned judgment of TDSAT dated August 19, 2010 and currently the matter is pending in the Supreme Court.